Liquidity risk - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Jul. 07, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Accrued expenses	SFr 81.2
Marketing, freight, customs, selling and distribution costs
Disclosure of detailed information about borrowings [line items]
Accrued expenses	SFr 69.6		SFr 25.0
Bank overdraft facility one, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			100.0
Bank overdraft facility two, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			25.0
Bank overdraft facility three, USD
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			SFr 35.0
Bank overdraft facility four, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		SFr 700.0
Line of credit facility option to increase amount		SFr 200.0
Initial term of facility agreement		3 years
Number of extensions of credit facility in a year	2